Average Annual Total Returns{- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2010 Fund	Fidelity Freedom Blend 2010 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2010 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2010 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2010 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2010 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2010 Fund- Retail After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	10.58%	8.40%	[1]	9.37%	7.23%	[1]	6.57%	6.10%	[1]	7.51%	7.36%	[1]	10.42%	8.47%	[1]

[1]	(a)From August 31, 2018